Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity
15.	STOCKHOLDERS' EQUITY

In December 2009, the Board of Directors authorized the repurchase of up to $250 million of our common shares exclusive of shares repurchased in connection with employee stock plans. Under this share repurchase authorization, shares may be purchased from time to time at prevailing prices in the open market, by block purchases, or in privately-negotiated transactions, subject to certain regulatory restrictions on volume, pricing, and timing. During 2010, we repurchased 1.99 million common shares in open market transactions for $100.0 million at an average price of $50.17. As of February 4, 2011, the remaining authorized amount totaled $150.0 million and the authorization expires on December 31, 2011.

No shares were repurchased in open market transactions during 2009. During 2008, we repurchased 2.10 million common shares in open market transactions for $92.8 million at an average price of $44.19 under a stock repurchase plan previously authorized by the Board of Directors.

In connection with employee stock plans, we acquired 0.2 million common shares for $8.5 million in 2010, 0.6 million common shares for $22.8 million in 2009, and 0.2 million common shares for $13.3 million in 2008.

Regulatory Requirements

Certain of our subsidiaries operate in states that regulate the payment of dividends, loans, or other cash transfers to Humana Inc., our parent company, and require minimum levels of equity as well as limit investments to approved securities. The amount of dividends that may be paid to Humana Inc. by these subsidiaries, without prior approval by state regulatory authorities, is limited based on the entity's level of statutory income and statutory capital and surplus. In most states, prior notification is provided before paying a dividend even if approval is not required.

Although minimum required levels of equity are largely based on premium volume, product mix, and the quality of assets held, minimum requirements can vary significantly at the state level. Our state regulated subsidiaries had aggregate statutory capital and surplus of approximately $4.3 billion and $3.8 billion as of December 31, 2010 and 2009, respectively, which exceeded aggregate minimum regulatory requirements. The amount of dividends that may be paid to our parent company in 2011 without prior approval by state regulatory authorities is approximately $740 million in the aggregate. This compares to dividends that were able to be paid in 2010 without prior regulatory approval of approximately $720 million.